Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Long-term Investments
Investments in equity method investees	¥ 1,621,327		¥ 1,137,774
Equity investments with readily determinable fair values	3,743,590		3,551,545
Equity investments without readily determinable fair values	6,333,746		4,604,549
Other debt investments	12,596
Total	¥ 11,711,259	$ 1,794,829	¥ 9,293,868